Revenue - Contract Balances (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of In-Progress Contracts

(a)	Details of outstanding contracts as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Accumulated cost	￦	30,691,333	27,940,760
Accumulated contract profit		2,462,231	1,759,843
Accumulated contract loss		(1,244,787)	(885,148)
Accumulated contract revenue		31,908,777	28,815,455

Summary of Due From Customers for Contract Work and Due to Customers for Contract Work

(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Unbilled due from customers for contract work	￦	1,027,039	1,340,146
Due to customers for contract work		(813,207)	(756,316)

	￦	213,832	583,830

Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss

(c)
Due to the factors causing the cost variation for the years ended December 31, 2021 and 2022, the estimated total contract costs have changed. Details of changes in estimated total contract costs and the impact on profit before income taxes for the years ended December 31, 2021, 2022 and future periods are as follows:

(in millions of Won)	2021		2022
Changes in total contract revenues	￦	862,660	1,222,558
Changes in estimated total contract costs		659,613	1,622,429
Changes in profit before income taxes of construction contract :
- Current period		116,340	(165,623)
- Future periods		86,707	(234,248)

Summary of Significant Assumptions Including Uncertainty of Estimate of Total Contract Costs	The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Method of significant assumption
Material cost	Assumption based on recent purchasing price and quoted market price
Labor cost	Assumption based on standard monthly and daily labor cost
Outsourcing cost	Assumption based on the past experience rate of similar project and market price

Summary of Expected Revenue In Relation To Performance Obligations

(e)	As of December 31, 2022, revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2023		2024	2025	After 2026	Total
Expected Revenue	￦	7,529,798	5,999,477	2,350,137	988,206	16,867,618